Structured Entities - Summary of Unconsolidated Structured Entities (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of unconsolidated structured entities [line items]
Trading assets	$ 113,154	$ 146,312
Investment securities	110,008	75,199
Total assets	1,349,418	1,184,844
Deposits – Business and government	597,617	511,348
Total liabilities	1,274,669	1,111,952
Canadian multi-seller Conduits that the bank administers [Member]
Disclosure of unconsolidated structured entities [line items]
Total assets on structured entity's financial statements	3,773	3,519
Trading assets	35	7
Total assets	35	7
Bank's maximum exposure to loss	3,808	3,526
Structured finance entities [member]
Disclosure of unconsolidated structured entities [line items]
Total assets on structured entity's financial statements	2,304	2,403
Trading assets	2	2
Investment securities	885	1,124
Loans	704	639
Total assets	1,591	1,765
Bank's maximum exposure to loss	1,591	1,765
Capital funding vehicles [member]
Disclosure of unconsolidated structured entities [line items]
Total assets on structured entity's financial statements	833	833
Investment securities	10	10
Loans	59	59
Total assets	69	69
Deposits – Business and government	833	833
Total liabilities	833	833
Bank's maximum exposure to loss	69	69
Unconsolidated structured entities [member]
Disclosure of unconsolidated structured entities [line items]
Total assets on structured entity's financial statements	6,910	6,755
Trading assets	37	9
Investment securities	895	1,134
Loans	763	698
Total assets	1,695	1,841
Deposits – Business and government	833	833
Total liabilities	833	833
Bank's maximum exposure to loss	$ 5,468	$ 5,360